Acquisitions	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Acquisitions
9.
Acquisitions

2025 Acquisitions

Paragon 28, Inc.

On April 21, 2025, we completed the acquisition of all outstanding shares of Paragon 28, Inc. ("Paragon 28"). At the effective time of the acquisition, each outstanding share of Paragon 28 was automatically cancelled and retired and converted into the right to receive (i) $13.00 in cash and (ii) a non-tradeable contingent value right ("CVR") entitling the holder to receive up to $1.00 per share in cash if certain revenue milestones are achieved. Upon completion of the acquisition, Paragon 28 became a wholly-owned subsidiary of Zimmer Biomet. We accounted for the Paragon 28 acquisition as a business combination under the acquisition method of accounting.

Paragon 28 is a leading medical device company focused exclusively on the foot and ankle orthopedic segment. The acquisition increases our market share in the foot and ankle segment, which has been growing faster than some of the other segments in which we compete. We paid $1,241.5 million in initial consideration utilizing cash on hand and borrowing $400.0 million on our five-year credit agreement and $150.0 million on our Uncommitted Credit Facility (as defined in Note 12). The CVRs issued to former Paragon 28 shareholders may result in up to approximately $90.0 million in additional consideration if certain revenue milestones are achieved. We determined the fair value of the additional consideration to be $35.0 million as of the acquisition date. The estimated fair value of this contingent consideration liability was calculated using a Black Scholes framework, utilizing strike prices at the maximum and minimum amount of the revenue that needs to be achieved to earn a payout, and discounting to present value the estimated payment. In addition, we incurred $72.4 million of acquisition expenses related to the Paragon 28 acquisition in the year ended December 31, 2025, primarily consisting of compensation expense and investment banking fees that are included in "Acquisition, integration, divestiture and related" in our consolidated statement of earnings. The compensation expense included $43.4 million related to the discretionary accelerated vesting of Paragon 28 unvested restricted stock units as agreed upon as part of the merger agreement.

As part of the Paragon 28 business combination, the fair value of acquired technology was estimated using the multi-period excess earnings method, which isolates the net earnings attributable to the asset being measured. Significant assumptions used in the valuation of technology included revenue growth rates, obsolescence rate, gross margin, operating expenses, and contributory asset charge rate.

The goodwill related to the Paragon 28 acquisition represents the excess of the consideration transferred over the fair value of the net assets acquired. The goodwill related to the acquisition is generated from the operational synergies, cross-selling opportunities and future development we expect to achieve from the technologies acquired. The goodwill related to this acquisition is not expected to be deductible for tax purposes. The goodwill related to the Paragon 28 acquisition is allocated among the Americas, EMEA, and APAC operating segments and the Americas Orthopedics, EMEA, and APAC reporting units. See Note 10 for the allocation among operating segments.

The purchase price allocation for the Paragon 28 acquisition is preliminary as of December 31, 2025. We need additional time to finalize tax-related accounts and the estimated fair values of contingent assets and liabilities. There may be differences between the preliminary estimates of fair value and the final acquisition accounting. The final estimates of fair value are expected to be completed as soon as possible, but no later than one year after the acquisition date.

The following table summarizes the estimates of fair value of the assets acquired and liabilities assumed related to the Paragon 28 acquisition (in millions):

Cash consideration	$1,241.5
Contingent consideration	35.0
Fair value of consideration transferred	$1,276.5

Cash	$15.2
Accounts receivable, net	36.8
Inventories	152.6
Prepaid expenses and other current assets	5.6
Intangible assets subject to amortization:
Technology	324.0
Trademarks and trade names	44.0
Customer relationships	91.5
Intangible assets not subject to amortization:
In-process research and development (IPR&D)	103.0
Property, plant and equipment	68.0
Other assets	2.3
Current liabilities	(95.5)
Deferred income taxes	(89.2)
Other long-term liabilities	(1.9)
Net assets acquired	$656.4

Goodwill	$620.1

The weighted average amortization periods selected for technology, trademarks and trade names and customer relationships were 10 years, 15 years and 5 years, respectively. The IPR&D intangible assets relate to several projects that are expected to be commercialized from 2025 through 2027. Upon commercialization subsequent to the acquisition date, $18.4 million of IPR&D was reclassified to a definite-lived intangible asset and began amortizing over the applicable estimated useful life.

Monogram Technologies Inc.

On October 7, 2025, we completed the acquisition of all outstanding shares of Monogram Technologies Inc. (“Monogram”), an orthopedic robotics company. Monogram's semi- and fully-autonomous robotic technologies are expected to add to our suite of orthopedic robotics, enabling solutions and analytics to address the needs of surgeons pre-, intra- and post-operatively. At the effective time of the acquisition, each outstanding common share of Monogram was automatically cancelled and retired and converted into the right to receive (i) $4.04 in cash and (ii) a non-tradeable CVR entitling the holder to receive up to $12.37 per share in cash if certain product development, regulatory and revenue milestones are achieved through 2030. Monogram also had outstanding shares of Series D preferred stock and Series E preferred stock, which were automatically cancelled and retired at the effective time of the acquisition. In the case of each share of Monogram’s Series D preferred stock, shareholders received $2.25 in cash, without interest, plus an amount equal to any accrued but unpaid dividends, and in the case of each share of Monogram’s Series E preferred stock, shareholders received $100.00 in cash, without interest. Upon completion of the acquisition, Monogram became a wholly-owned subsidiary of Zimmer Biomet.

We paid $175.9 million in initial consideration. The CVRs issued to Monogram common stockholders may result in up to approximately $570 million in additional consideration if certain product development, regulatory and revenue milestones are achieved through 2030. We estimated the contingent consideration liability to be $211.3 million, of which $201.6 million was allocated to additional consideration to acquire Monogram and $9.7 million was allocated to the discretionary accelerated vesting of Monogram unvested stock options and expensed as an acquisition-related cost. Total acquisition-related costs were $19.6 million. The estimated fair value of the contingent consideration liability related to the development and regulatory milestones was calculated based on the probability of achieving the specified milestones and considered the time value of money. The first development milestone was achieved in January 2026. The estimated fair value of the contingent consideration liability related to the revenue milestones is estimated using a Monte Carlo simulation method which models a range of potential revenue trajectories over the applicable milestone periods and estimates the expected milestone payments based on the probability of achieving the specified thresholds. Significant assumptions used in the valuation related to the Monte Carlo simulation included revenue growth rates and the appropriate discount rate to reflect the time value of money and risk associated with the obligation.

As part of the Monogram business combination, the fair value of the IPR&D was estimated using the multi-period excess earnings method, which isolates the net earnings attributable to the asset being measured. Significant assumptions used in the valuation of IPR&D included revenue growth rates, obsolescence rate, discount rate, and contributory asset charge rate.

The goodwill related to the Monogram acquisition represents the excess of the consideration transferred over the fair value of the net assets acquired. The goodwill related to the acquisition is generated from the cross-selling opportunities and future development we expect to achieve from the technologies acquired. No goodwill is expected to be deductible for income tax purposes. The goodwill related to the Monogram acquisition is included in the Americas operating segment and the Americas Orthopedics reporting unit.

The purchase price allocation for the Monogram acquisition is preliminary as of December 31, 2025. We need additional time to finalize tax-related accounts. There may be differences between the preliminary estimates of fair value and the final acquisition accounting. The final estimates of fair value are expected to be completed as soon as possible, but no later than one year after the acquisition date.

The following table summarizes the estimates of fair value of the assets acquired and liabilities assumed related to the Monogram acquisition (in millions):

Initial consideration	$175.9
Contingent consideration	201.6
Fair value of consideration transferred	$377.5

Current assets	$9.4
Intangible assets not subject to amortization:
IPR&D	131.5
Other assets	1.5
Current liabilities	(13.9)
Deferred income taxes	(13.9)
Other long-term liabilities	(0.1)
Total identifiable net assets	$114.5

Goodwill	$263.0

The Monogram robotic technologies are currently not commercialized and therefore have been recognized as an IPR&D intangible asset. The fully-autonomous robot is currently undergoing a clinical study. We expect commercialization to begin in 2027. Upon commercialization, the IPR&D will be reclassified to a definite-lived intangible asset and begin amortizing over the applicable estimated useful life.

2024 Acquisitions

On April 2, 2024, we completed the acquisition of all the outstanding shares of a third party orthopedics distributor in the EMEA market. Prior to the acquisition, the distributor sold our products to its customers. The acquisition is expected to improve our margins and allow us to better serve the end customers.

On April 29, 2024, we completed the acquisition of all the outstanding shares of V.I.M.S. Vidéo Interventionnelle Médicale Scientifique, a privately-held medical device company based in France, which expands our portfolio in the sports medicine market.

On August 16, 2024, we completed the acquisition of all the outstanding shares of a privately-held medical device company based in the United States, which expands our portfolio in the CMFT market.

On October 11, 2024, we completed the acquisition of all the outstanding shares of OrthoGrid Systems, Inc. (“OrthoGrid”), a privately-held medical device technology company focused on artificial intelligence-driven surgical guidance for total hip replacement, which expands our portfolio in the hips market.

These four acquisitions are collectively referred to in this report as the “2024 acquisitions”. Initial consideration related to the 2024 acquisitions was $294.8 million, with additional consideration up to $111.6 million, subject to the achievement of future regulatory milestones and commercial milestones. We determined the fair value of the additional consideration to be $61.0 million as of the acquisition dates.

The goodwill related to the 2024 acquisitions represents the excess of the consideration transferred over the fair value of the net assets acquired. The goodwill related to these acquisitions is generated from the operational synergies, cross-selling opportunities and future development we expect to achieve from the technologies acquired. No goodwill is expected to be deductible for income tax purposes. The goodwill related to the two acquisitions that occurred in April of 2024 is included in the EMEA operating segment and reporting unit. The goodwill related to the acquisition that occurred in August of 2024 is included in the Americas operating segment and the Americas CMFT reporting unit. The goodwill related to the OrthoGrid acquisition is included in the Americas operating segment and the Americas Orthopedics reporting unit.

During the year ended December 31, 2025, there were no material adjustments to the fair values of assets and liabilities acquired from the 2024 acquisitions.

The purchase price allocations for the 2024 acquisitions are final as of December 31, 2025. The following table summarizes the aggregate final estimates of fair value of the assets acquired and liabilities assumed related to the 2024 acquisitions (in millions):

Cash consideration	$294.8
Contingent consideration	61.0
Fair value of consideration transferred	$355.8

Current assets	$24.4
Intangible assets subject to amortization:
Technology	112.5
Trademarks and trade names	5.0
Customer relationships	40.8
Intangible assets not subject to amortization:
IPR&D	7.0
Other assets	4.1
Current liabilities	(6.4)
Deferred income taxes	(33.9)
Other long-term liabilities	(0.5)
Total identifiable net assets	$152.9

Goodwill	$202.9

The weighted average amortization periods selected for technology, customer relationships and trademarks and trade names were 14 years, 9 years and 14 years, respectively. Upon receiving regulatory approval subsequent to the applicable acquisition date, the $7.0 million of IPR&D was reclassified to a definite-lived intangible asset and began amortizing over the applicable estimated useful life.

2023 Acquisitions

On February 14, 2023, we completed the acquisition of all the outstanding shares of Embody, Inc. (“Embody”), a medical device company focused on soft tissue healing, that expands our portfolio for the sports medicine market. Initial consideration consisted of the issuance of 1.1 million shares of our common stock valued at $135.0 million and $19.5 million of cash for a total value of $154.5 million. The fair value of our common stock was determined to be $127.34 per share, which represented the average of our high and low stock prices on the acquisition date. To minimize dilution from issuing shares for the Embody acquisition, we repurchased 1.9 million shares of our common stock in the three-month period ended March 31, 2023. The Embody acquisition includes additional consideration of up to $120.0 million in fair value of our common shares and cash, subject to achieving a future regulatory milestone after closing and commercial milestones based on sales growth over a three-year period. We assigned a fair value of $94.0 million for this contingent consideration as of the acquisition date. The estimated fair value of the contingent consideration liability was calculated based on the probability of achieving the specified regulatory milestone and by simulating numerous potential outcomes for the commercial milestones and discounting to present value the estimated payments.

On April 28, 2023, we completed the acquisition of all the outstanding shares of a privately held orthopedics medical device company that expands our portfolio in the orthopedics market ("April 2023 acquisition"). The initial consideration consisted of $15.0 million of cash and includes additional consideration of up to $8.0 million in cash, subject to achieving future regulatory milestones.

On October 6, 2023, we completed the acquisition of all the outstanding shares of a privately held orthopedics medical device company that provides us new surgical technology that can be used in procedures across multiple product categories (“October 2023 acquisition”). The initial consideration consisted of $42.2 million of cash and includes additional consideration of up to $33.0 million in cash contingent upon achieving certain commercial milestones based on sales growth over a three-year period. We assigned a fair value of $21.5 million for this contingent consideration as of the acquisition date. The estimated fair value of the contingent liability was calculated based on the probability of achieving the commercial milestones and discounting to present value the estimated payments.

On November 15, 2023, we completed the acquisition of a privately held technology company by acquiring certain assets, liabilities and employees of the technology company (“November 2023 acquisition”). The November acquisition expands our technology and data capabilities and solutions across multiple product categories to better serve our customers. The initial consideration consisted of $60.7 million of cash and includes additional consideration of up to $20.0 million in cash contingent upon achieving a commercial milestone based on a certain sales target which must be achieved by December 31, 2025. We assigned a fair value of $15.0 million for this contingent consideration as of the acquisition date. The estimated fair value of the contingent liability was calculated based on the probability of achieving the commercial milestone and discounting to present value the estimated payment.

These four acquisitions are collectively referred to in this report as the “2023 acquisitions”. Refer to Note 8 for information regarding the issuance of common stock and cash payments related to the contingent consideration liabilities that have occurred subsequent to the acquisition dates.

The goodwill related to the 2023 acquisitions represents the excess of the consideration transferred over the fair value of the net assets acquired. The goodwill related to the 2023 acquisitions is generated from the operational synergies and cross-selling opportunities we expect to achieve from the technologies acquired. A portion of the goodwill is expected to be deductible for U.S. income tax purposes. The goodwill related to the Embody, the October 2023 and the November 2023 acquisitions is included in the Americas operating segment and the Americas Orthopedics reporting unit. The goodwill related to the April 2023 acquisition is included in the Asia Pacific operating segment and reporting unit.

The purchase price allocations for the 2023 acquisitions were final as of December 31, 2024. The following table summarizes the aggregate final estimates of fair value of the assets acquired and liabilities assumed related to the 2023 acquisitions (in millions):

Initial consideration	$272.4
Contingent consideration	138.5
Fair value of consideration transferred	$410.9

Current assets	$13.1
Intangible assets subject to amortization:
Technology	144.0
Trademarks and trade names	3.5
Customer relationships	40.1
Intangible assets not subject to amortization:
IPR&D	36.3
Other assets	4.8
Current liabilities	(8.2)
Deferred income taxes	(37.7)
Total identifiable net assets	$195.9

Goodwill	$215.0

The weighted average amortization periods selected for technology, customer relationships and trademarks and trade names were 15 years, 8 years and 13 years, respectively. Upon receiving regulatory approval subsequent to the Embody acquisition date, the $36.3 million of IPR&D was reclassified to a definite-lived intangible asset and began amortizing over the applicable estimated useful life.

We have not included pro forma information and certain other information under GAAP for any of the acquisitions described in this Note because they did not have a material impact on our financial position or results of operations.